Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB
Finished goods	232,671	311,316
Raw materials	185,344	128,059
Inventories	418,015	439,375

For the years ended December 31, 2018, 2019 and 2020, the Group recorded write-down of RMB1,059, RMB15,661 and RMB22,577 for obsolete inventories.